Related Parties - Schedule of Total Loans Received (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Total loans from Scilex Holding Company			$ 9,911	$ 7,059	$ 10,872	$ 1,661
Scilex Holding Company [Member]
Related Party Transactions [Line Items]
Total loans from Scilex Holding Company	$ 7,575	$ 4,148	10,314	7,582
Scilex Holding Company [Member] | Stock-based Compensation [Member]
Related Party Transactions [Line Items]
Total loans from Scilex Holding Company	192	152	403	523
Scilex Holding Company [Member] | Expense Paid [Member]
Related Party Transactions [Line Items]
Total loans from Scilex Holding Company	$ 7,383	$ 3,996	$ 9,911	$ 7,059